CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 291,690	$ 349,742	$ 391,687
Other Income	730	0	0
Voyage Expenses	(109,880)	(124,646)	(129,507)
Vessel Operating Expenses	(66,938)	(62,809)	(60,003)
Depreciation Expense	(57,735)	(56,151)	(51,397)
Gain on Disposal of Vessels	16,621	0	0
General and Administrative Expenses	(28,143)	(28,825)	(22,890)
Net Operating Income	46,345	77,311	127,890
Interest Income	1,608	731	1,302
Interest Expense	(35,752)	(30,739)	(30,498)
Other Financial Income (Expense)	118	(670)	137
Total Other Expenses	(34,026)	(30,678)	(29,059)
Net Income Before Income Taxes	12,319	46,633	98,831
Income Tax Expense (benefit)	(48)	10	(120)
Net Income	$ 12,271	$ 46,643	$ 98,711
Basic Income per Share (in dollars per share)	$ 0.06	$ 0.22	$ 0.47
Diluted Income per Share (in dollars per share)	$ 0.06	$ 0.22	$ 0.47
Basic Average Number of Common Shares Outstanding (in shares)	211,750,663	209,227,286	208,796,444
Dilutive Average Number of Common Shares Outstanding (in shares)	211,750,663	209,898,006	208,811,300